Options (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock option granted	560,400	253,846			560,400	263,846
Stock option issued, forfeited or expired					25,400	35,000
Option expense			$ 35,979	$ 37,456	$ 169,828	$ 267,835
Stock Option Plan [Member]
Stock option granted			2,000,000		2,000,000
Stock option, description			All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.		All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.
Stock option vested period			5 years		5 years